UNITED STATES SECURITIES AND
                              EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                                    FORM 13F
                                   COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2011
                                                   -----------------
Check here if Amendment ; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
      --------------------------------

Address: 1st Floor Cassini House
         -----------------------
         57-59 St James's Street
         -----------------------
         London SW1A 1LD
         -----------------------
         England
         -----------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wayne Jacobs
          --------------------
Title:    Financial Controller
          --------------------
Phone:    +44(20) 7659-4250
          --------------------

Signature, Place, and Date of Signing:

/s/Wayne Jacobs
---------------
[Signature]

London, England
---------------
[City, State]

January 11, 2012
----------------
[Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
                                REPORT SUMMARY:

Number of Other Included Managers:

     None
--------------------------------------------------------------------------------

Form 13F Information Table Entry Total:

     14
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:

$ 1,117,499 (thousands)
--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE




                                                  VALUE                            PUT/  INVESTMENT
                                                 --------                          ----  ----------
NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)  SHARES/PRN AMT  SH/PRN  CALL  DISCRETION  OTHER MANAGERS
------------------  --------------  -----------  --------  --------------  ------  ----  ----------  --------------
APACHE CORP         COM             037411 10 5   52,585          580,541  SH            SOLE
BUNGE LIMITED       COM             G16962 10 5   65,235        1,140,466  SH            SOLE
CLEARWIRE CORP NEW  CL A            18538Q 10 5    1,654          852,768  SH            SOLE
EXELON CORP         COM             30161N 10 1   73,664        1,698,505  SH            SOLE
HUMAN GENOME SCI    COM             444903 10 8   57,453        7,774,453  SH            SOLE
INTEL CORP          COM             458140 10 0   94,766        3,907,875  SH            SOLE
LENNAR CORP         CL A            526057 10 4   82,810        4,214,245  SH            SOLE
NEWS CORP LTD       CL B            65248E 20 3  131,765        7,247,774  SH            SOLE
PEPSICO INC         COM             713448 10 8  111,583        1,668,649  SH            SOLE
PFIZER INC          COM             717081 10 3  125,852        5,815,727  SH            SOLE
ST JOE CO           COM             790148 10 0   50,080        3,416,093  SH            SOLE
TRANSOCEAN LTD      REG SHS         H8817H 10 0   79,594        2,073,300  SH            SOLE
WALT DISNEY CO      COM             254687 10 6   61,588        1,642,340  SH            SOLE
YUM BRANDS INC      COM             988498 10 1  128,869        2,183,854  SH            SOLE


                         VOTING AUTHORITY
                    --------------------------
NAME OF ISSUER          SOLE      SHARED  NONE
------------------  ------------  ------  ----
APACHE CORP              580,541
BUNGE LIMITED          1,140,466
CLEARWIRE CORP NEW       852,768
EXELON CORP            1,698,505
HUMAN GENOME SCI       7,774,453
INTEL CORP             3,907,875
LENNAR CORP            4,214,245
NEWS CORP LTD          7,247,774
PEPSICO INC            1,668,649
PFIZER INC             5,815,727
ST JOE CO              3,416,093
TRANSOCEAN LTD         2,073,300
WALT DISNEY CO         1,642,340
YUM BRANDS INC         2,183,854
